Related party transactions (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Salaries, fees and short-term benefits	$ 662	$ 771	$ 781
Share-based payments	50	230	208
Total	$ 712	$ 1,001	$ 989